Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2015
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Jun. 30, 2015
Document Effective Date	Jun. 30, 2015
Prospectus Date	Jun. 30, 2015
RIVINGTON DIVERSIFIED INTERNATIONAL EQUITY FUND BY WHV | Class A
Prospectus:
Trading Symbol	WHRAX
RIVINGTON DIVERSIFIED INTERNATIONAL EQUITY FUND BY WHV | Class C
Prospectus:
Trading Symbol	WHRCX
RIVINGTON DIVERSIFIED INTERNATIONAL EQUITY FUND BY WHV | Class I
Prospectus:
Trading Symbol	WHRIX
RIVINGTON DIVERSIFIED GLOBAL EQUITY FUND BY WHV | Class A
Prospectus:
Trading Symbol	WVRAX
RIVINGTON DIVERSIFIED GLOBAL EQUITY FUND BY WHV | Class C
Prospectus:
Trading Symbol	WVRCX
RIVINGTON DIVERSIFIED GLOBAL EQUITY FUND BY WHV | Class I
Prospectus:
Trading Symbol	WVRIX